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<FILENAME>a200703_13f-hr.text
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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        05/10/2007
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total: $1,296,187
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
Force Capital Management, LLC
Form 13F Information Table
March 31 2007

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------
ALLEGHENY ENERGY, INC.      COM		017361106      20,069	 408,400   SH		SOLE	NONE   408,400  0
AMERICAN EXPRESS CO	    COM		025816109      28,019	 496,799   SH		SOLE	NONE   496,799	0
AMERICAN HOME MTG INVT CORP COM		02660R107	    5        194   SH    	SOLE	NONE	   194	0
AMERICAN TOWER SYSTEMS      COM CL A    029912201       8,838    226,900   SH		SOLE	NONE   226,900	0
AMERIPRISE FINANCIAL, INC   COM		03076C106      10,165    177,900   SH           SOLE    NONE   177,900  0
AVIS BUDGET GROUP INC	    COM         053774105       6,056    221,680   SH           SOLE	NONE   221,680  0
BANK OF AMERICA CORP	    COM		060505104	   31	     600   SH		SOLE	NONE	   600  0
BANKATLANTIC BANCORP INC    COM CL A	065908501	7,611	 694,400   SH		SOLE	NONE   694,400  0
BARNES & NOBLE, INC	    COM		067774109      38,775    982,900   SH		SOLE	NONE   982,900  0
BJ'S WHOLESALE CLUB INC     COM		05548J106       8,718    257,700   SH		SOLE	NONE   257,700  0
CABOT CORP		    COM		127055101      33,721    706,500   SH		SOLE	NONE   706,500	0
CERIDIAN CORP NEW	    COM		156779100      46,386  1,331,399   SH		SOLE	NONE 1,331,399  0
CLEAR CHANNEL OUTDOOR	    COM	CL A	18451C109      20,943    796,000   SH		SOLE	NONE   796,000  0
COPART INC                  COM         217204106      30,307  1,082,002   SH           SOLE	NONE 1,082,002  0
CROSSTEX ENERGY, INC	    COM		22765Y104      29,906  1,040,225   SH		SOLE	NONE 1,040,225  0
CROWN CASTLE INTL CORP      COM         228227104       6,519    202,900   SH           SOLE	NONE   202,900  0
CSX CORP		    COM		126408103      23,049	 575,500   SH		SOLE	NONE   575,500	0
DISCOVERY HOLDINGS CO	    Com CL A	25468Y107      26,340  1,376,911   SH		SOLE	NONE 1,376,911  0
EAGLE MATERIALS INC         COM		26969P108      36,945    827,800   SH		SOLE	NONE   827,800  0
ELECTRONIC GAMECARD INC	    COM		285716106	  220    955,800   SH		SOLE	NONE   955,800  0
FEDERATED DEPT STORES INC   COM		31410H101      34,864	 773,900   SH		SOLE	NONE   773,900  0
FREDDIE MAC                 COM         313400301       8,281    139,199   SH           SOLE	NONE   139,199  0
FREEPORT-MCMORAN COPPER	    COM		35671D857      37,808    571,209   SH		SOLE	NONE   571,209  0
GAP INC		 	    COM 	364760108      13,775	 800,400   SH		SOLE	NONE   800,400	0
GENERAL MOTORS CORP	    COM		370442105       6,192    202,100   SH		SOLE	NONE   202,100  0
HARLEY-DAVIDSON INC	    COM		412822108	6,756	 115,000   SH		SOLE	NONE   115,000	0
ITC HOLDINGS CORP           COM		465685105      10,766	 248,700   SH		SOLE	NONE   248,700  0
J B HUNT TRANS SVCS INC     COM		445658107       6,822    260,000   SH		SOLE	NONE   260,000  0
JACKSON HEWITT TAX SCVS INC COM		468202106       4,312    134,001   SH		SOLE	NONE   134,001  0
LAMAR ADVERTISING CO	    COM		512815101      51,916    824,451   SH		SOLE	NONE   824,451  0
LIBERTY GLOBAL INC	    COM CL A	530555101      37,464  1,137,680   SH		SOLE	NONE 1,137,680  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M104      37,324  1,566,937   SH		SOLE	NONE 1,566,937  0
LITHIA MOTORS INC	    COM	CL A	536797103      17,838    650,800   SH		SOLE	NONE   650,800  0
LIVE NATION                 COM         538034109       1,121     50,800   SH		SOLE	NONE    50,800  0
M&F WORLDWIDE CORP	    COM		552541104	  962	  20,200   SH		SOLE	NONE	20,200	0
MASTERCARD INC		    COM CL A 	57636Q104       8,265     77,800   SH		SOLE    NONE    77,800  0
MC DONALDS CORP		    COM		580135101      54,033  1,199,392   SH		SOLE	NONE 1,199,392	0
MGM MIRAGE		    COM		552953101      16,608    238,900   SH		SOLE	NONE   238,900  0
NATIONAL HEALTH INVESTORS   COM		63633D104       5,597    178,600   SH		SOLE	NONE   178,600  0
NEWS CORPORATION INC	    COM 	65248E104      26,163  1,131,600   SH		SOLE	NONE 1,131,600  0
NORFOLK SOUTHERN CORP       COM		655844108      52,305  1,033,700   SH		SOLE	NONE 1,033,700  0
NUVEEN INVESTMENTS INC      COM         67090F106      10,832    229,001   SH           SOLE	NONE   229,001  0
NYSE GROUP INC		    COM		62949W103      18,907    201,674   SH		SOLE	NONE   201,674	0
OFFICEMAX INC		    COM		67622P101       5,311    100,694   SH		SOLE	NONE   100,694  0
REALOGY CORPORATION	    COM	        75605E100       7,562	 255,373   SH		SOLE	NONE   255,373  0
REPUBLIC PROPERTY TRUST     COM		760737106	6,416	 558,400   SH		SOLE	NONE   558,400  0
SCIENTIFIC GAMES CORP	    COM CL A	80874P109      32,666	 995,000   SH		SOLE	NONE   995,000  0
SEARS HOLDINGS CORPORATION  COM         812350106     124,823    692,844   SH           SOLE	NONE   692,844  0
STATE AUTO FINANCIAL CORP   COM         855707105       6,553    203,939   SH           SOLE	NONE   203,939  0
TARRAGON CORP		    COM		876287103	2,183	 210,500   SH		SOLE	NONE   210,500  0
TIFFANY & CO		    COM         886547108         359      7,900   SH		SOLE	NONE	 7,900  0
TXU CORP		    COM		873168108      19,467    303,700   SH		SOLE	NONE   303,700  0
UNION PACIFIC CORP	    COM		907818108      58,148	 572,600   SH		SOLE	NONE   572,600  0
UNITED CAPITAL CORP         COM		909912107	1,320     38,699   SH     	SOLE    NONE    38,699  0
VALERO GP HOLDINGS, LLC	    COM		91914G108	5,563	 200,476   SH		SOLE	NONE   200,476  0
WILLIAMS SONOMA INC	    COM		969904101	7,092	 200,000   SH		SOLE	NONE   200,000	0
WINN-DIXIE STORES, INC      CoM  	974280307       5,207    295,000   SH           SOLE	NONE   295,000  0
WYNDHAM WORLDWIDE CORP	    CoM         98310W108      14,366	 420,659   SH		SOLE	NONE   420,659  0


Options


GENERAL MOTORS CORP	    CoM		370442105       6,128    200,000   SH	CALL	SOLE	NONE   200,000  0
SCIENTIFIC GAMES CORP	    COM CL A	80874P109       4,925	 150,000   SH	CALL	SOLE	NONE   150,000	0
SEARS HOLDINGS CORPORATION  CoM         812350106     122,689    681,000   SH   CALL    SOLE    NONE   681,000  0
VALERO GP HOLDINGS, LLC	    COM		91914G108      13,875	 500,000   SH	CALL	SOLE	NONE   500,000	0




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 05120.0001 #200703